Taxes (Details Narrative)	12 Months Ended
Jun. 30, 2025 SGD ($)
Percentage of first taxable income	75.00%
Taxable income	$ 10,000
Taxable income exempted from income tax, percentage	50.00%
Taxable income exempted from income tax, value	$ 190,000
SINGAPORE
Applicable tax rate	17.00%
VIET NAM
Applicable tax rate	20.00%
MALAYSIA
Applicable tax rate	24.00%
INDONESIA
Applicable tax rate	22.00%